Intangible assets and goodwill (Tables)	12 Months Ended
Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets
Intangible assets consist of the following:

2018	Cost	Accumulated amortization	Net book value
Power sales contracts	$60,775	$36,063	$24,712
Customer relationships	26,795	9,476	17,319
Interconnection agreements	13,847	884	12,963
	$101,417	$46,423	$54,994

2017	Cost		Accumulated amortization	Net book value
Power sales contracts	$56,540		$36,878	$19,662
Customer relationships	26,799		8,836	17,963
Interconnection agreements	14,181	—	703	13,478
	$97,520		$46,417	$51,103

Goodwill	Changes in goodwill are as follows:

Balance, January 1, 2017	$228,377
Business acquisitions	752,418
Divestiture of operating entity (note 21(a))	(26,513)
Balance, December 31, 2018 and 2017	$954,282